UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4429

DREYFUS U.S. TREASURY LONG TERM FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus U.S. Treasury Long Term Fund September 30, 2006 (Unaudited)

Bonds and Notes--102.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Ctfs./Home Equity Loans--3.4%				
Small Business Administration,				
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	2,767,724	**2,693,971**
U.S. Government Agencies--2.0%				
Federal National Mortgage				
Association, Notes	5.80	2/9/26	1,600,000	**1,602,840**
U.S. Government Agencies/Mortgage-Backed--3.4%				
Government National Mortgage Association I:				
Ser. 2006-6, Cl. A 4.05%, 10/16/23			259,875	254,230
Ser. 2006-9, Cl. A 4.20%, 8/16/26			525,805	513,351
Ser. 2006-5, Cl. A 4.24%, 7/16/29			1,917,281	1,874,692
				2,642,273
U.S. Treasury Bonds--67.7%				
4.50%, 2/15/36			4,020,000 a	3,853,234
5.25%, 11/15/28			10,470,000 b	11,072,035
5.25%, 2/15/29			7,565,000 b	8,001,765
6.00%, 2/15/26			1,500,000 b	1,716,681
6.13%, 11/15/27			3,500,000 b	4,094,727
7.13%, 2/15/23			1,650,000 b	2,073,072
7.25%, 8/15/22			3,500,000 b	4,431,056
7.63%, 2/15/25			10,175,000	13,593,963
8.00%, 11/15/21			3,275,000 b	4,382,359
				53,218,892
U.S. Treasury Inflation Protected Securities--1.0%				
2.00%, 1/15/16			809,908 c	**791,437**
U.S. Treasury Notes--24.9%				
4.25%, 8/15/13			5,770,000 b	5,650,094
4.50%, 2/28/11			1,500,000 b	1,494,844
4.50%, 9/30/11			6,295,000 a	6,272,873
4.75%, 5/15/14			2,380,000 b	2,400,920
4.88%, 8/15/16			3,660,000 a	3,730,342
				19,549,073
Total Bonds and Notes				
(cost $80,497,637)				**80,498,486**

Options--.0%	Face Amount Covered by Contracts ($)	Value ($)
Put Options		
3-Month Capped USD Libor-BBA		
Interest Rate, June 2007 @ 5.75		
(cost $15,345)	15,500,000	**1,061**

Short-Term Investments--14.0%	Principal Amount ($)	Value ($)
U.S. Treasury Bills:		
4.94%, 12/7/06	100,000 d	99,135
5.06%, 12/21/06	2,965,000	2,933,690

4.66%, 10/12/06	8,000,000	7,990,400
Total Short-Term Investments
(cost $11,020,052)		11,023,225

Other Investment--.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $301,000)	301,000 e	301,000

Investment of Cash Collateral
for Securities Loaned--43.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $33,802,638)	33,802,638 e	33,802,638

Total Investments (cost $125,636,672)	159.8%	125,626,410
Liabilities, Less Cash and Receivables	(59.8%)	(47,032,377)
Net Assets	100.0%	78,594,033

a Purchased on a delayed delivery basis.
b All or a portion of these securities are on loan. At September 30, 2006 , the total market value of the fund's securities on loan is $32,761,160 and the total market value of the collateral held by the fund is $33,802,638.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d All or partially held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
U.S. Treasury 5-Year Notes	16	1,688,250	December 2006	11,073
U.S. Treasury 10-Year Notes	163	17,614,188	December 2006	180,829
Financial Futures Short
U.S. Treasury 2-Year Notes	132	(26,994,000)	December 2006	(84,563)
				107,339

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS U.S. TREASURY LONG TERM FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)